SHARE CAPITAL - PREFERRED SHARES (Details) - Preference shares CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2015 CAD shares	Dec. 31, 2014 CAD shares	Dec. 31, 2016 CAD CAD / shares shares
Preference Shares
Issuance costs | CAD		CAD (147)	CAD (137)	CAD (137)
Balance at end of period, Amount | CAD			CAD 6,515	CAD 6,515	CAD 7,255
Stock split conversion ratio		1
Recurring anniversary period following the redemption option date, at which the entity may redeem preferred shares		5 years
Recurring anniversary period following the conversion option date, at which the entity may convert preferred shares		5 years
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share) | (per share)	$ 25	CAD 25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year		365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill		90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill		3 months
Preference Shares, Excluding Series A
Preference Shares
Reset term of fixed dividend rate		5 years
Preference Shares, Series A
Preference Shares
Balance at end of period, Number of shares | shares			5	5	5
Balance at end of period, Amount | CAD			CAD 125	CAD 125	CAD 125
Initial Yield (as a percent)		5.50%
Yearly dividend per share (in dollars per share)		CAD 1.375
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series B
Preference Shares
Balance at end of period, Number of shares | shares			20	20	20
Balance at end of period, Amount | CAD			CAD 500	CAD 500	CAD 500
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series C
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference Shares, Series D
Preference Shares
Balance at end of period, Number of shares | shares			18	18	18
Balance at end of period, Amount | CAD			CAD 450	CAD 450	CAD 450
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series E
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference Shares, Series F
Preference Shares
Balance at end of period, Number of shares | shares			20	20	20
Balance at end of period, Amount | CAD			CAD 500	CAD 500	CAD 500
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series G
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference Shares, Series H
Preference Shares
Balance at end of period, Number of shares | shares			14	14	14
Balance at end of period, Amount | CAD			CAD 350	CAD 350	CAD 350
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series I
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.10%
Preference Shares, Series J
Preference Shares
Balance at end of period, Number of shares | shares			8	8	8
Balance at end of period, Amount | CAD			CAD 199	CAD 199	CAD 199
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference Shares, Series K
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.10%
Preference Shares, Series L
Preference Shares
Balance at end of period, Number of shares | shares			16	16	16
Balance at end of period, Amount | CAD			CAD 411	CAD 411	CAD 411
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference Shares, Series M
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.20%
Preference Shares, Series N
Preference Shares
Balance at end of period, Number of shares | shares			18	18	18
Balance at end of period, Amount | CAD			CAD 450	CAD 450	CAD 450
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series O
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference Shares, Series P
Preference Shares
Balance at end of period, Number of shares | shares			16	16	16
Balance at end of period, Amount | CAD			CAD 400	CAD 400	CAD 400
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series Q
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference Shares, Series R
Preference Shares
Balance at end of period, Number of shares | shares			16	16	16
Balance at end of period, Amount | CAD			CAD 400	CAD 400	CAD 400
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series S
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.50%
Preference Shares, Series 1
Preference Shares
Balance at end of period, Number of shares | shares			16	16	16
Balance at end of period, Amount | CAD			CAD 411	CAD 411	CAD 411
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share) | $ / shares	1.000
Per Share Base Redemption Value (in dollars per shares) | $ / shares	25
Preference Shares, Series 2
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		3.10%
Preference Shares, Series 3
Preference Shares
Balance at end of period, Number of shares | shares			24	24	24
Balance at end of period, Amount | CAD			CAD 600	CAD 600	CAD 600
Initial Yield (as a percent)		4.00%
Yearly dividend per share (in dollars per share)		CAD 1.000
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 4
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.40%
Preference Shares, Series 5
Preference Shares
Balance at end of period, Number of shares | shares			8	8	8
Balance at end of period, Amount | CAD			CAD 206	CAD 206	CAD 206
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share) | $ / shares	1.100
Per Share Base Redemption Value (in dollars per shares) | $ / shares	$ 25
Preference Shares, Series 6
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)		2.80%
Preference Shares, Series 7
Preference Shares
Balance at end of period, Number of shares | shares			10	10	10
Balance at end of period, Amount | CAD			CAD 250	CAD 250	CAD 250
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share)		CAD 1.100
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 8
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.60%
Preference Shares, Series 9
Preference Shares
Balance at end of period, Number of shares | shares			11	11	11
Balance at end of period, Amount | CAD			CAD 275	CAD 275	CAD 275
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share)		CAD 1.100
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 10
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference Shares, Series 11
Preference Shares
Balance at end of period, Number of shares | shares			20	20	20
Balance at end of period, Amount | CAD			CAD 500	CAD 500	CAD 500
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share)		CAD 1.100
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 12
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.60%
Preference Shares, Series 13
Preference Shares
Balance at end of period, Number of shares | shares			14	14	14
Balance at end of period, Amount | CAD			CAD 350	CAD 350	CAD 350
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share)		CAD 1.100
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 14
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference Shares, Series 15
Preference Shares
Balance at end of period, Number of shares | shares			11	11	11
Balance at end of period, Amount | CAD			CAD 275	CAD 275	CAD 275
Initial Yield (as a percent)		4.40%
Yearly dividend per share (in dollars per share)		CAD 1.100
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Preference Shares, Series 16
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		2.70%
Preference Shares, Series 17
Preference Shares
Balance at end of period, Number of shares | shares					30
Balance at end of period, Amount | CAD					CAD 750
Initial Yield (as a percent)		5.15%
Yearly dividend per share (in dollars per share)		CAD 1.288
Per Share Base Redemption Value (in dollars per shares)					CAD 25
Reset term of fixed dividend rate		5 years
Minimum fixed dividend rate upon reset (as a percent)		5.15%
Preference Shares, Series 18
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)		4.10%